Directors Affected by GF Management Scheme Modification (Detail) (GF Management Incentive Scheme, ZAR)	Dec. 31, 2011 Year	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of options	311,225	976,533	1,352,633	2,304,421	4,212,219
Contractual life extended by (years)	0.31
Nicholas J. Holland
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of options		191,500	13,334	172,499
Weighted average price (Rand)		75.44	46.23	76.59
Contractual life extended by (years)		0.80	0.87	0.38
Paul Schmidt
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of options		15,934
Weighted average price (Rand)		74.75
Contractual life extended by (years)		0.64
Kofi Ansah
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of options		6,700		6,700
Weighted average price (Rand)		68.59		68.59
Contractual life extended by (years)		0.50		0.39
Rupert L. Pennant-Rea
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of options		20,000	5,000	25,000
Weighted average price (Rand)		78.49	110.03	84.79
Contractual life extended by (years)		0.50	0.71	0.39
Chris I. Von Christierson
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of options		10,000	10,000	20,000
Weighted average price (Rand)		88.38	110.03	99.21
Contractual life extended by (years)		0.50	0.71	0.39
Alan J. Wright
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of options			10,000	55,000
Weighted average price (Rand)			110.03	68.41
Contractual life extended by (years)			0.71	0.39
Terence P. Goodlace
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of options				3,167
Weighted average price (Rand)				154.65
Contractual life extended by (years)				0.01